SCHEDULE OF FAIR VALUE OF INVESTMENT (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value of investments	$ 249,616	$ 192,583
Public Company Shares [Member]
IfrsStatementLineItems [Line Items]
Fair value of investments	114,286
Private Company Shares [Member]
IfrsStatementLineItems [Line Items]
Fair value of investments	$ 135,330